Operating expenses, Voyage Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expense [Abstract]
Bunkers	$ 133,332	$ 154,182	$ 72,925
Other voyage related expenses	32,335	31,320	19,480
Total voyage expenses	$ 165,667	$ 185,502	$ 92,405